BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basis Of Preparation Of Financial Statements [Abstract]
Period for deemed hyperinflation of functional currency	3 years
Threshold percent for deemed hyperinflation of functional currency	100.00%
Variation of index used for restatement of financial statements	0.3150	1.1780	2.1140
Accumulated price index movements in the three years	100.00%